Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2021
Segment Reporting
Schedule of comprehensive income of group's business segment
	06.30.21
	Shopping Malls	Offices	Sales and developments	Others	Total segment reporting	Adjustment for expenses and collective promotion funds	Adjustment for share in (profit) / loss of joint ventures	Unreportable assets	Total as per Statements of Income and Other Comprehensive Income/Statements of Financial Position

Revenues	5,321	2,715	78	29	8,143	2,911	(51)	-	11,003
Operating costs	(865)	(216)	(63)	(216)	(1,360)	(3,132)	70	-	(4,422)
Gross profit / (loss)	4,456	2,499	15	(187)	6,783	(221)	19	-	6,581
Net (loss) / gain from fair value adjustments in investment properties	(20,342)	2,355	4,131	31	(13,825)	-	(121)	-	(13,946)
General and administrative expenses	(1,432)	(364)	(144)	(57)	(1,997)	-	8	-	(1,989)
Selling expenses	(451)	(185)	(618)	(8)	(1,262)	-	19	-	(1,243)
Other operating results, net	(126)	8	3	1	(114)	106	(10)	-	(18)
(Loss)/ profit from operations	(17,895)	4,313	3,387	(220)	(10,415)	(115)	(85)	-	(10,615)
Share of loss of associates and joint ventures	-	-	-	(2,267)	(2,267)	-	(385)	-	(2,652)
(Loss)/ profit before financing and taxation	(17,895)	4,313	3,387	(2,487)	(12,682)	(115)	(470)	-	(13,267)
Investment properties	54,317	73,932	21,165	144	149,558	-	(4,694)	-	144,864
Property, plant and equipment	289	1,087	-	-	1,376	-	(3)	-	1,373
Trading properties	-	-	237	-	237	-	-	-	237
Goodwill	16	47	-	136	199	-	(63)	-	136
Right to receive units (barters)	-	-	1,040	-	1,040	-	-	-	1,040
Inventories	43	-	-	-	43	-	(1)	-	42
Investments in associates and joint ventures	-	-	-	1,106	1,106	-	3,196	-	4,302
Other assets	-	-	-	-	-	-	-	25,410	25,410
Total assets	54,665	75,066	22,442	1,386	153,559	-	(1,565)	25,410	177,404

	06.30.20
	Shopping Malls	Offices	Sales and developments	Others	Total segment reporting	Adjustment for expenses and collective promotion funds	Adjustment for share in (profit) / loss of joint ventures	Unreportable assets	Total as per Statements of Income and Other Comprehensive Income/Statements of Financial Position

Revenues	8,915	3,477	466	93	12,951	4,672	(91)	-	17,532
Operating costs	(851)	(209)	(185)	(133)	(1,378)	(4,851)	70	-	(6,159)
Gross profit / (loss)	8,064	3,268	281	(40)	11,573	(179)	(21)	-	11,373
Net (loss) / gain from fair value adjustments in investment properties	(3,162)	34,354	7,148	(206)	38,134	-	(394)	-	37,740
General and administrative expenses	(1,246)	(315)	(125)	(163)	(1,849)	-	15	-	(1,834)
Selling expenses	(1,065)	(112)	(78)	(14)	(1,269)	-	27	-	(1,242)
Other operating results, net	26	(34)	(9)	96	79	90	24	-	193
Profit/ (loss) from operations	2,617	37,161	7,217	(327)	46,668	(89)	(349)	-	46,230
Share of profit of associates and joint ventures	-	-	-	5	5	-	262	-	267
Profit/ (loss) before financing and taxation	2,617	37,161	7,217	(322)	46,673	(89)	(87)	-	46,497
Investment properties	73,762	91,743	15,424	113	181,042	-	(4,569)	-	176,473
Property, plant and equipment	337	194	-	-	531	-	(3)	-	528
Trading properties	-	-	284	-	284	-	-	-	284
Goodwill	16	47	-	135	198	-	(62)	-	136
Right to receive units (barters)	-	-	1,047	-	1,047	-	-	-	1,047
Inventories	59	-	-	-	59	-	(1)	-	58
Investments in associates and joint ventures	-	-	-	3,413	3,413	-	3,551	-	6,964
Other assets	-	-	-	-	-	-	-	31,552	31,552
Total assets	74,174	91,984	16,755	3,661	186,574	-	(1,084)	31,552	217,042
	06.30.19
	Shopping Malls	Offices	Sales and developments	Others	Total segment reporting	Adjustment for expenses and collective promotion funds	Adjustment for share in (profit) / loss of joint ventures	Unreportable assets	Total as per Statements of Income and Other Comprehensive Income/Statements of Financial Position

Revenues	12,828	3,241	87	251	16,407	5,572	(146)	-	21,833
Operating costs	(1,166)	(177)	(77)	(214)	(1,634)	(5,789)	86	-	(7,337)
Gross profit / (loss)	11,662	3,064	10	37	14,773	(217)	(60)	-	14,496
Net (loss)/ gain from fair value adjustments in investment properties	(60,952)	1,051	3,517	(394)	(56,778)	-	1,258	-	(55,520)
General and administrative expenses	(1,420)	(289)	(132)	(160)	(2,001)	-	5	-	(1,996)
Selling expenses	(796)	(132)	(21)	(31)	(980)	-	9	-	(971)
Other operating results, net	(29)	(25)	(92)	(495)	(641)	121	4	-	(516)
(Loss)/ profit from operations	(51,535)	3,669	3,282	(1,043)	(45,627)	(96)	1,216	-	(44,507)
Share of profit / (loss) of associates and joint ventures	-	-	-	231	231	-	(1,099)	-	(868)
(Loss)/ profit before financing and taxation	(51,535)	3,669	3,282	(812)	(45,396)	(96)	117	-	(45,375)
Investment properties	75,258	45,837	12,262	317	133,674	-	(4,172)	-	129,502
Property, plant and equipment	387	407	-	-	794	-	(82)	-	712
Trading properties	-	-	269	-	269	-	-	-	269
Goodwill	16	47	-	135	198	-	(62)	-	136
Right to receive units (barters)	-	-	194	-	194	-	-	-	194
Inventories	63	-	-	-	63	-	(1)	-	62
Investments in associates and joint ventures	-	-	-	175	175	-	3,275	-	3,450
Other assets	-	-	-	-	-	-	-	39,556	39,556
Total assets	75,724	46,291	12,725	627	135,367	-	(1,042)	39,556	173,881